INCOME TAXES (Details 2)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Tax Rate Reconciliation (Percent)
Statutory federal tax rate (in hundredths)	35.00%	35.00%	35.00%	35.00%	35.00%
State income taxes, net (in hundredths)	(1.40%)	0.60%	(38.20%)	2.40%	2.30%
Foreign rate differential (in hundredths)	(3.80%)	(0.10%)	(129.80%)	0.40%	(0.90%)
US Tax on Foreign Earnings	3.80%	0.00%	128.60%	(0.60%)	0.80%
Domestic manufacturing/export tax incentive (in hundredths)	(0.00%)	(3.00%)	(0.00%)	(1.80%)	(1.60%)
Effective Income Tax Rate Reconciliation, Deduction, Salt Depletion, Percent	(3.40%)	(0.60%)	(38.80%)	(0.50%)	(0.30%)
Effective Income Tax Rate Reconciliation, Non-deductible Transaction Costs, Percent			133.10%	0.00%	0.00%
Change in valuation allowance (in hundredths)	0.10%	1.00%	27.90%	1.10%	(2.10%)
Remeasurement of deferred taxes (in hundredths)			7.60%	0.40%	0.10%
Change in tax contingencies (in hundredths)	1.60%	0.00%	5.00%	(0.30%)	(3.80%)
Dividends paid to CEOP (in hundredths)	(0.60%)	(0.60%)	(11.10%)	(0.50%)	(0.30%)
Return to provision (in hundredths)			(4.20%)	(0.70%)	(0.10%)
Research tax credit (in hundredths)			(3.10%)	(0.00%)	(0.80%)
Other, net (in hundredths)	0.30%	0.90%	8.90%	0.60%	0.30%
Effective tax rate (in hundredths)	31.60%	33.20%	120.90%	35.50%	28.60%